Trading Assets - Summary of Analysis of Carrying Value of Trading Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of financial assets [line items]
Total trading securities	$ 85,474	[1]	$ 78,652
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	13,003		10,343
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	10,159		7,325
United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	7,164		6,894
Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	6,443		6,829
Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	39,700		39,275
Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	9,005		7,986
Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	33,334		26,773
U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	29,734		24,269
Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	1,409		1,971
Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	20,997		25,639
Within 3 months [member]
Disclosure of financial assets [line items]
Total trading securities	4,821		3,995
Within 3 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,500		950
Within 3 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	859		1,230
Within 3 months [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	514		113
Within 3 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,353		1,172
Within 3 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	595		530
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	2,711		2,368
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	620		372
Within 3 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	322		249
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,168		1,006
Three to 12 months [member]
Disclosure of financial assets [line items]
Total trading securities	9,182		5,756
Three to 12 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	4,040		1,696
Three to 12 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	876		1,127
Three to 12 months [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,574		980
Three to 12 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,042		819
Three to 12 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	1,650		1,134
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	5,222		3,064
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	2,414		1,771
Three to 12 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	119		235
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,427		686
One to 5 years [member]
Disclosure of financial assets [line items]
Total trading securities	17,591		16,538
One to 5 years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	4,781		4,283
One to 5 years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,122		1,536
One to 5 years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,348		3,301
One to 5 years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,452		2,716
One to 5 years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	4,888		4,702
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	5,901		5,130
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	7,105		6,807
One to 5 years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	538		488
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	4,047		4,113
Five to ten years [member]
Disclosure of financial assets [line items]
Total trading securities	8,248		7,036
Five to ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	863		1,333
Five to ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,425		1,269
Five to ten years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,602		2,214
Five to ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,155		1,132
Five to ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	1,203		1,088
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	4,798		3,068
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	2,377		2,777
Five to ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	21		1
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,052		1,190
Over ten years [member]
Disclosure of financial assets [line items]
Total trading securities	5,848		6,052
Over ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,819		2,081
Over ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,877		2,163
Over ten years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	126		286
Over ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	441		990
Over ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	585		532
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	4,972		4,524
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	523		526
Over ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	4		1
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	349		1,001
No specific maturity [member]
Disclosure of financial assets [line items]
Total trading securities	39,784		39,275
No specific maturity [member] | Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	39,700		39,275
No specific maturity [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	84
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	9,730		8,619
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	16,695		12,016
No specific maturity [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	405		997
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	$ 12,954		$ 17,643

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).